Expense Example - Sprott Gold Equity Fund Investor Class [Member] - Sprott Gold Equity Fund - Sprott Gold Equity Fund Investor Class	Jan. 29, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 149
Expense Example, with Redemption, 3 Years	462
Expense Example, with Redemption, 5 Years	797
Expense Example, with Redemption, 10 Years	$ 1,746